Janus Henderson U.S. Dividend Income Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares		Value
Common Stocks– 99.8%
Aerospace & Defense – 2.1%
General Dynamics Corp	71	$17,616
Air Freight & Logistics – 3.2%
United Parcel Service Inc	159	27,641
Banks – 8.3%
Bank of America Corp	386	12,784
JPMorgan Chase & Co	248	33,257
US Bancorp	580	25,294
		71,335
Beverages – 4.0%
Coca-Cola Co	227	14,440
PepsiCo Inc	108	19,511
		33,951
Biotechnology – 8.3%
AbbVie Inc	158	25,534
Amgen Inc	32	8,405
Gilead Sciences Inc	433	37,173
		71,112
Capital Markets – 11.6%
CME Group Inc	157	26,401
Goldman Sachs Group Inc	81	27,814
Morgan Stanley	246	20,915
State Street Corp	315	24,435
		99,565
Chemicals – 2.3%
Air Products & Chemicals Inc	63	19,420
Communications Equipment – 3.2%
Cisco Systems Inc	569	27,107
Electric Utilities – 1.4%
American Electric Power Co Inc	125	11,869
Electronic Equipment, Instruments & Components – 1.4%
Corning Inc	376	12,009
Entertainment – 1.0%
Warner Music Group Corp - Class A	245	8,580
Food & Staples Retailing – 2.0%
Sysco Corp	226	17,278
Health Care Equipment & Supplies – 1.7%
Medtronic PLC	182	14,145
Hotels, Restaurants & Leisure – 3.3%
McDonald's Corp	30	7,906
Starbucks Corp	209	20,733
		28,639
Household Durables – 1.4%
Garmin Ltd	127	11,721
Household Products – 3.9%
Colgate-Palmolive Co	257	20,249
Procter & Gamble Co	87	13,186
		33,435
Information Technology Services – 3.6%
International Business Machines Corp	163	22,965
Paychex Inc	68	7,858
		30,823
Insurance – 2.7%
Travelers Cos Inc	123	23,061
Leisure Products – 2.2%
Hasbro Inc	310	18,913
Machinery – 4.9%
Cummins Inc	91	22,048
Illinois Tool Works Inc	91	20,047
		42,095
Media – 5.2%
Comcast Corp	625	21,856
Interpublic Group of Cos Inc	682	22,717
		44,573
Multiline Retail – 0.4%
Target Corp	22	3,279
Oil, Gas & Consumable Fuels – 5.9%
Chevron Corp	186	33,385

Shares		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels– (continued)
ConocoPhillips	147	$17,346
		50,731
Pharmaceuticals – 6.6%
Bristol-Myers Squibb Co	298	21,441
Merck & Co Inc	319	35,393
		56,834
Road & Rail – 1.5%
Union Pacific Corp	61	12,631
Semiconductor & Semiconductor Equipment – 3.7%
Texas Instruments Inc	192	31,722
Specialty Retail – 4.0%
Best Buy Co Inc	227	18,208
Home Depot Inc	52	16,425
		34,633
Total Common Stocks (cost $849,812)		854,718
Investment Companies– 23.2%
Money Markets – 23.2%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $199,037)	198,997	199,037
Total Investments (total cost $1,048,849) – 123.0%		1,053,755
Liabilities, net of Cash, Receivables and Other Assets – (23.0)%		(197,241)
Net Assets – 100%		$856,514

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 23.2%
Money Markets - 23.2%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$146	$-	$-	$199,037

	Value at 12/20/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 23.2%
Money Markets - 23.2%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	-	671,975	(472,938)	199,037

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of December 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$854,718	$-	$-
Investment Companies	-	199,037	-
Total Assets	$854,718	$199,037	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70544 03-23